Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories

Inventories consist of the following:

As of December 31 (in thousands)	2014 EUR	2013 EUR

Raw materials	456,685	438,853
Work-in-process	1,477,041	1,549,119
Finished products	927,493	666,648

Inventories, gross	2,861,219	2,654,620
Allowance for obsolescence and/or lower market value	(311,382)	(261,598)

Inventories, net	2,549,837	2,393,022

Allowance for Obsolescence and/or Lower Market Value

A summary of activity in the allowance for obsolescence and/or lower market value is as follows:

Year ended December 31 (in thousands)	2014 EUR	2013 EUR

Balance at beginning of year	(261,598)	(267,366)
Addition for the year	(162,821)	(164,852)
Effect of changes in exchange rates	(8,848)	2,532
Utilization of the provision	121,885	168,088

Balance at end of year	(311,382)	(261,598)